Deferred Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accruals and deferred income including contract liabilities [abstract]
As at 1 January	¥ 13,433	¥ 10,005
Additions	0	3,865
Amortization	(713)	(437)
As at 31 December	¥ 12,720	¥ 13,433